Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 8	$ 9	$ 10
Translation adjustment	0
Charged to costs and expenses	2	1	2
Additions/ (Deductions)	(3)	(2)	(3)
Balance at end of period	7	8	9
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,607	1,454	1,634
Translation adjustment	(28)	(30)	7
Charged to costs and expenses	24	201	67
Additions/ (Deductions)	(18)	(18)	(254)
Balance at end of period	$ 1,585	$ 1,607	$ 1,454